Financial Instruments - Schedule of Assets and Liabilities (Details) € in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 EUR (€)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 8,366			$ 30,047	$ 41,838
Investment	115			142
Total assets	77,813			93,647
Liabilities	$ (20,010)			$ (18,362)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash		€ 2,465	$ 2,193
Amounts receivable		1,236	679
Investment | €		82
Total assets		3,783	2,872
Accounts payable and accrued liabilities		(867)	(1,700)
Deferred acquisition payments | €		(336)
Leases		(664)	(70)
Liabilities		(1,867)	(1,770)
Net		€ 1,916	$ 1,102